Shareholder Report, Holdings (Details)	Aug. 31, 2026
Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	35.14%
Institutional Class | Federated Hermes Govt Oblig [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.93%
Institutional Class | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Institutional Class | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.61%
Institutional Class | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%
Institutional Class | Adobe Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%
Institutional Class | Apa Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%
Institutional Class | The Campbells Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%
Institutional Class | Apollo Global Mgmt Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%
Institutional Class | Salesforcecom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%
Institutional Class | Dominos Pizza Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%
Institutional Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	7.93%
Institutional Class | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	2.49%
Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.12%
Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.81%
Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.18%
Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	11.15%
Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.74%
Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.77%
Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.21%
Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.37%
Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.54%
Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.69%
Investor Class
Holdings [Line Items]
Percent of Net Asset Value	13.64%
Investor Class | Matson Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Investor Class | Abercrombie And Fitch Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%
Investor Class | Brady Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Investor Class | Landstar Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Investor Class | Fluor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%
Investor Class | Mueller Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.28%
Investor Class | Renaissancere Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%
Investor Class | A O Smith Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%
Investor Class | Veeva Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%
Investor Class | Alkermes Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%
Investor Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.62%
Investor Class | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.41%
Investor Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.09%
Investor Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.01%
Investor Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.85%
Investor Class | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	18.60%
Investor Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.98%
Investor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.04%
Investor Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.72%
Investor Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.17%
Investor Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.22%
Investor Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.39%
Investor Class | Basic Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.78%
Investor Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.12%
InstitutionalClass
Holdings [Line Items]
Percent of Net Asset Value	13.64%
InstitutionalClass | Matson Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
InstitutionalClass | Abercrombie And Fitch Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%
InstitutionalClass | Brady Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
InstitutionalClass | Landstar Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
InstitutionalClass | Fluor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%
InstitutionalClass | Mueller Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.28%
InstitutionalClass | Renaissancere Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%
InstitutionalClass | A O Smith Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%
InstitutionalClass | Veeva Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%
InstitutionalClass | Alkermes Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%
InstitutionalClass | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.62%
InstitutionalClass | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.41%
InstitutionalClass | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.09%
InstitutionalClass | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.01%
InstitutionalClass | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.85%
InstitutionalClass | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	18.60%
InstitutionalClass | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.98%
InstitutionalClass | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.04%
InstitutionalClass | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.72%
InstitutionalClass | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.17%
InstitutionalClass | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.22%
InstitutionalClass | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.39%
InstitutionalClass | Basic Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.78%
InstitutionalClass | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.12%
Institutional Class | Federated Hermes Govt Oblig [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.27%
Institutional Class | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.68%
Institutional Class | Salesforcecom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%
Institutional Class | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.82%
Institutional Class | Nvidia Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.77%
Institutional Class | Meta Platforms Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.52%
Institutional Class | Bank Of America [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.16%
Institutional Class | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Institutional Class | S L B Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.59%
Institutional Class | Western Digital Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%
Institutional Class | Amazoncom [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.83%
Institutional Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.88%
Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.93%
Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	6.73%
Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.24%
Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.42%
Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.97%
Institutional Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	36.93%
Class I
Holdings [Line Items]
Percent of Net Asset Value	31.46%
Class I | Federated Hermes Govt Oblig [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%
Class I | Dell Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%
Class I | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%
Class I | Crowdstrike Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.59%
Class I | Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%
Class I | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%
Class I | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%
Class I | Caterpillar Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%
Class I | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%
Class I | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
Class I | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.74%
Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	4.85%
Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.67%
Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.55%
Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.59%
Class I | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	9.48%
Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.15%
Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.44%
Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.60%
Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.02%
Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.39%
Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.52%